PIA High Yield Fund
Schedule of Investments
August 31, 2024 (Unaudited)

CORPORATE BONDS - 93.7%	Par	Value
Advertising - 0.5%
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030 (a)	$300,000	$313,739

Agriculture - 1.2%
Vector Group Ltd., 5.75%, 02/01/2029 (a)	750,000	761,429

Airlines - 1.3%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030 (a)	943,000	774,172

Auto Manufacturers - 1.1%
PM General Purchaser LLC, 9.50%, 10/01/2028 (a)	676,000	693,671

Building Materials - 3.5%
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (a)	497,000	503,905
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (a)	250,000	257,069
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	725,000	689,191
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	650,000	649,351
8.88%, 11/15/2031 (a)	50,000	53,726
		2,153,242

Chemicals - 10.4%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028 (a)	932,000	483,265
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	725,000	588,747
12.00%, 02/15/2031 (a)	300,000	295,555
GPD Cos., Inc., 10.13%, 04/01/2026 (a)	910,000	795,428
Herens Holdco Sarl, 4.75%, 05/15/2028 (a)	750,000	655,994
Innophos Holdings, Inc., 9.38%, 02/15/2028 (a)	145,000	136,400
Iris Holdings, Inc., 8.75% (includes 9.50% PIK), 02/15/2026 (a)	762,000	698,259
Mativ Holdings, Inc., 6.88%, 10/01/2026 (a)	780,000	779,570
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 05/15/2026 (a)	1,124,000	317,463
Rain Carbon, Inc., 12.25%, 09/01/2029 (a)	755,000	808,965
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028 (a)	300,000	286,177
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029 (a)	610,000	576,257
		6,422,080

Coal - 1.1%
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	725,000	659,553

Commercial Services - 10.5%
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (a)	691,000	628,372
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	700,000	718,520
Cimpress PLC, 7.00%, 06/15/2026	535,000	534,569
CPI CG, Inc., 10.00%, 07/15/2029 (a)	225,000	237,012
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	735,000	679,273
PROG Holdings, Inc., 6.00%, 11/15/2029 (a)	850,000	830,987
RR Donnelley & Sons Co., 9.50%, 08/01/2029 (a)	625,000	620,128
StoneMor, Inc., 8.50%, 05/15/2029 (a)	815,000	731,013
VT Topco, Inc., 8.50%, 08/15/2030 (a)	650,000	684,472
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (a)	825,000	822,118
		6,486,464

Computers - 1.2%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (a)	750,000	718,005

Distribution/Wholesale - 2.1%
Verde Purchaser LLC, 10.50%, 11/30/2030 (a)	850,000	916,457
Windsor Holdings III LLC, 8.50%, 06/15/2030 (a)	375,000	402,151
		1,318,608

Diversified Financial Services - 2.3%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	320,000	316,852
6.88%, 04/15/2030 (a)	350,000	347,286
9.25%, 07/01/2031 (a)	135,000	144,508
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029 (a)	600,000	638,510
		1,447,156

Engineering & Construction - 3.5%
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (a)	625,000	681,764
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026 (a)	650,000	650,510
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (a)	811,000	832,805
		2,165,079

Entertainment - 1.2%
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (a)	717,000	712,136

Food - 2.4%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	647,000	675,792
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	840,000	790,378
		1,466,170

Food Service - 1.7%
TKC Holdings, Inc.
6.88%, 05/15/2028 (a)	235,000	234,148
10.50%, 05/15/2029 (a)	785,000	783,808
		1,017,956

Forest Products & Paper - 2.5%
Glatfelter Corp., 4.75%, 11/15/2029 (a)	717,000	624,272
Mercer International, Inc.
12.88%, 10/01/2028 (a)	300,000	312,399
5.13%, 02/01/2029	700,000	573,201
		1,509,872

Healthcare-Products - 1.1%
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (a)	650,000	680,607

Healthcare-Services - 3.0%
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028 (a)	375,000	401,901
Kedrion SpA, 6.50%, 09/01/2029 (a)	770,000	725,705
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029 (a)	1,000,000	716,379
		1,843,985

Internet - 1.2%
ION Trading Technologies Sarl
5.75%, 05/15/2028 (a)	570,000	539,137
9.50%, 05/30/2029 (a)	175,000	185,954
		725,091

Iron/Steel - 2.5%
Algoma Steel, Inc., 9.13%, 04/15/2029 (a)	625,000	633,150
TMS International Corp./DE, 6.25%, 04/15/2029 (a)	990,000	931,129
		1,564,279

Leisure Time - 0.6%
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (a)	359,000	373,280

Machinery-Diversified - 2.9%
GrafTech Finance, Inc., 4.63%, 12/15/2028 (a)	904,000	606,242
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028 (a)	150,000	120,546
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	600,000	615,799
OT Merger Corp., 7.88%, 10/15/2029 (a)	994,000	451,012
		1,793,599

Media - 4.1%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/2026 (a)	995,000	569,638
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026 (a)	960,000	572,611
Univision Communications, Inc.
4.50%, 05/01/2029 (a)	570,000	500,851
7.38%, 06/30/2030 (a)	250,000	240,144
Urban One, Inc., 7.38%, 02/01/2028 (a)	875,000	637,323
		2,520,567

Metal Fabricate/Hardware - 1.3%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	855,000	827,591

Mining - 2.3%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030 (a)	650,000	699,407
Compass Minerals International, Inc., 6.75%, 12/01/2027 (a)	750,000	731,595
		1,431,002

Miscellaneous Manufacturing - 1.2%
Calderys Financing LLC, 11.25%, 06/01/2028 (a)	665,000	721,948

Office-Business Equipment - 2.8%
Pitney Bowes, Inc., 6.88%, 03/15/2027 (a)	985,000	973,591
Xerox Holdings Corp.
5.50%, 08/15/2028 (a)	725,000	621,342
8.88%, 11/30/2029 (a)	125,000	117,299
		1,712,232

Oil & Gas Services - 3.6%
Bristow Group, Inc., 6.88%, 03/01/2028 (a)	750,000	753,532
Enerflex Ltd., 9.00%, 10/15/2027 (a)	665,000	690,934
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026 (a)	795,000	802,107
		2,246,573

Packaging & Containers - 2.5%
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	750,000	700,903
LABL, Inc.
5.88%, 11/01/2028 (a)	450,000	415,937
9.50%, 11/01/2028 (a)	425,000	434,887
		1,551,727

Pipelines - 8.1%
Global Partners LP / GLP Finance Corp.
7.00%, 08/01/2027	275,000	277,825
6.88%, 01/15/2029	416,000	419,272
8.25%, 01/15/2032 (a)	165,000	171,687
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	1,055,000	995,943
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	500,000	547,808
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	375,000	382,802
8.38%, 02/15/2032 (a)	417,000	429,532
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	250,000	259,674
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/2026	905,000	890,802
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	600,000	628,795
		5,004,140

Retail - 0.8%
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029 (a)	500,000	469,185

Software - 3.7%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (a)	800,000	791,093
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028 (a)	625,000	574,125
8.75%, 05/01/2029 (a)	130,000	135,464
Rocket Software, Inc., 6.50%, 02/15/2029 (a)	835,000	763,814
		2,264,496

Transportation - 4.4%
Brightline East LLC, 11.00%, 01/31/2030 (a)	691,000	630,831
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (a)	750,000	698,814
Rand Parent LLC, 8.50%, 02/15/2030 (a)	735,000	735,688
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (a)	625,000	647,698
		2,713,031

Trucking & Leasing - 1.1%
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/2031 (a)	250,000	262,219
7.00%, 06/15/2032 (a)	375,000	392,540
		654,759
TOTAL CORPORATE BONDS (Cost $60,043,487)		57,717,424

COMMON STOCKS - 0.1%	Shares
Building Materials - 0.1%
Northwest Hardwoods (b)(c)	2,996	104,860
TOTAL COMMON STOCKS (Cost $137,017)		104,860

SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds - 4.3%
Fidelity Government Portfolio - Class Institutional, 5.21% (d)	2,633,376	2,633,376
TOTAL SHORT-TERM INVESTMENTS (Cost $2,633,376)		2,633,376

TOTAL INVESTMENTS - 98.1% (Cost $62,813,880)		60,455,660
Other Assets in Excess of Liabilities - 1.9%		1,147,040
TOTAL NET ASSETS - 100.0%		$61,602,700

Percentages are stated as a percent of net assets.
PIK- Payment in Kind

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $54,194,164 or 88.0% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $104,860 or 0.1% of net assets as of August 31, 2024.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

PIA High Yield Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$57,717,424	$–	$57,717,424
Common Stocks	–	–	104,860	104,860
Money Market Funds	2,633,376	–	–	2,633,376
Total Investments	$2,633,376	$57,717,424	$104,860	$60,455,660

Refer to the Schedule of Investments for further disaggregation of investment categories.

 The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Common Stocks
Balance as of November 30, 2023	$149,800
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(44,940)
Purchases	-
Sales	-
Transfers in and/or out of Level 3	-
Balance as of August 31, 2024	$104,860

The change in unrealized appreciation/(depreciation) for Level 3 securities held at August 31, 2024, and classified as Level 3 was $(44,940).